Pioneer Municipal High
Income Trust

Schedule of Investments | July 31, 2019

Ticker Symbol: MHI

Schedule of Investments | 7/31/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 142.0%
	DEBTORS IN POSSESSION FINANCING - 1.1% of Net Assets(a)
	Building Materials - 1.1%
2,522,000	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 9/30/18 (144A)	$2,522,000
745,000	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 8/1/19 (144A)	745,000
	Total Building Materials	$3,267,000
	TOTAL DEBTORS IN POSSESSION FINANCING
	(Cost $3,267,000)	$3,267,000
	TAX EXEMPT OBLIGATIONS - 140.9% of Net Assets(b)
	Arizona - 2.8%
1,000,000	Arizona Industrial Development Authority, Bridgewater Avondale Project, 5.375%, 1/1/38	$1,042,420
4,000,000(c)	City of Phoenix, 5.0%, 7/1/27	4,945,720
2,250,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,401,245
24,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	24,237
	Total Arizona	$8,413,622
	California - 6.4%
10,000,000(d)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	$1,950,300
1,450,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,527,807
530,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 5.75%, 7/1/30	566,840
1,725,000(e)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	2,058,736
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,523,298
2,000,000(c)	Los Angeles Community College District, Series G, 4.0%, 8/1/39	2,168,980
1,605,000	Los Angeles County Metropolitan Transportation Authority, Series A, 5.0%, 7/1/30	2,034,610
6,750,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.0%, 6/1/37	6,918,818
	Total California	$18,749,389
	Colorado - 1.4%
1,500,000(e)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	$1,896,750
1,665,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 6/1/39 (144A)	2,264,250
	Total Colorado	$4,161,000
	Connecticut - 3.4%
3,470,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$3,596,100
5,000,000(c)	State of Connecticut, Series E, 4.0%, 9/1/30	5,380,400
1,000,000	Town of Hamden, Whitney Center Project, Series A, 7.75%, 1/1/43	1,014,340
	Total Connecticut	$9,990,840
	District of Columbia - 6.1%
3,040,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$3,408,266
6,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,337,620
25,000,000(d)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	4,125,750
3,975,000	District of Columbia, Deed Tax Housing Product Trust Fund, Series A, 4.25%, 6/1/37 (NATL Insured)	4,005,925
	Total District of Columbia	$17,877,561
	Florida - 5.9%
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/41	$1,505,415
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	1,505,175
2,500,000(e)	County of Miami-Dade, Aviation Revenue, Series B, 5.5%, 10/1/41	2,519,250
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	5,473,250
5,000,000	Florida's Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/34	5,431,300
1,000,000(e)	Hillsborough County Industrial Development Authority, Various Health Facilities, 8.0%, 8/15/32	1,012,530
	Total Florida	$17,446,920
	Georgia - 2.4%
2,500,000	Clayton County Development Authority, Delta Air Lines, Series A, 8.75%, 6/1/29	$2,644,675
4,000,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	4,515,640
	Total Georgia	$7,160,315
	Idaho - 1.7%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$5,026,650
	Total Idaho	$5,026,650
	Illinois - 16.0%
2,087,000(f)	Illinois Finance Authority, Clare Oaks Project, Series B, 0.0%, 11/15/52	$2,004,459
1,305,000(d)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	69,974
261,000	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	98,431
261,000	Illinois Finance Authority, Clare Oaks Project, Series C-3, 0.0%, 11/15/52	61,896
2,000,000(e)	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, 6.0%, 8/15/39	2,003,400
2,500,000(e)	Illinois Finance Authority, Roosevelt University Project, 6.5%, 4/1/39	2,522,550
3,865,000(e)	Illinois Finance Authority, Swedish Covenant, Series A, 6.0%, 8/15/38	3,965,336
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	3,644,480
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.5%, 5/15/54	4,211,720
1,700,000(e)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 7.625%, 5/15/25	1,778,251
600,000(e)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 7.75%, 5/15/30	629,352
2,000,000(e)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 8.0%, 5/15/40	2,102,420
3,200,000(e)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 8.0%, 5/15/46	3,365,536
Principal Amount USD ($)		Value
	Illinois - (continued)
1,610,000(g)	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	$1,804,810
13,785,000	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	15,254,205
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,045,300
1,485,000(g)	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.65%, 6/15/22 (NATL-RE Insured)	1,706,087
795,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	795,111
	Total Illinois	$47,063,318
	Indiana - 1.6%
250,000	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$205,000
750,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	615,000
500,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	410,000
1,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	1,043,190
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	1,567,110
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	1,044,140
	Total Indiana	$4,884,440
	Kentucky - 1.8%
5,000,000(e)	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Series A, 6.375%, 6/1/40	$5,212,750
	Total Kentucky	$5,212,750
	Louisiana - 0.8%
2,260,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$2,251,661
	Total Louisiana	$2,251,661
	Maine - 2.2%
1,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	$1,636,800
4,480,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	4,915,680
	Total Maine	$6,552,480
	Maryland - 0.5%
1,370,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$1,503,616
	Total Maryland	$1,503,616
	Massachusetts - 13.3%
2,000,000(c)	City of Boston, Series A, 5.0%, 3/1/39	$2,500,940
7,000,000(d)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	5,806,990
1,550,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/36	2,153,322
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	7,077,650
1,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	1,059,370
5,000,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series S-1, 4.0%, 7/1/41	5,398,250
7,100,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,639,776
170,000	Massachusetts Educational Financing Authority, Series I, 6.0%, 1/1/28	173,419
3,100,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	4,390,933
	Total Massachusetts	$39,200,650
	Michigan - 3.1%
2,640,000	Michigan State University, Series A, 5.0%, 8/15/41	$2,965,248
6,100,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	6,153,436
	Total Michigan	$9,118,684
	Minnesota - 4.9%
1,970,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$2,106,698
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	1,054,600
1,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	1,094,980
2,300,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/35	3,219,793
6,000,000(c)	State of Minnesota, Series B, 4.0%, 8/1/27	7,066,980
	Total Minnesota	$14,543,051
	Montana - 0.0%†
1,600,000(h)	Two Rivers Authority, Inc., 7.375%, 11/1/27	$119,056
	Total Montana	$119,056
	New Hampshire - 0.4%
1,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$1,052,470
	Total New Hampshire	$1,052,470
	New Jersey - 2.4%
1,000,000	New Jersey Economic Development Authority, Charter Marion P Thomas, 5.375%, 10/1/50 (144A)	$1,052,770
3,000,000	New Jersey Economic Development Authority, Continental Airlines, 5.25%, 9/15/29	3,289,890
2,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	2,720,400
	Total New Jersey	$7,063,060
	New Mexico - 1.4%
2,960,000(f)	County of Otero, Otero County Jail Project, 6.0%, 4/1/28	$2,952,807
1,235,000	County of Otero, Otero County Jail Project, 9.0%, 4/1/23	1,235,753
	Total New Mexico	$4,188,560
Principal Amount USD ($)		Value
	New York - 8.5%
8,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/41	$8,790,960
2,500,000	New York State Dormitory Authority, Series A, 5.0%, 3/15/41	3,064,700
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,551,950
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,188,935
2,410,177	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	2,615,669
	Total New York	$25,212,214
	North Carolina - 2.0%
4,225,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 1/1/38 (144A)	$5,775,490
	Total North Carolina	$5,775,490
	North Dakota - 0.9%
2,525,000(e)	County of Burleigh, St. Alexius Medical Center, 5.0%, 7/1/38	$2,783,560
	Total North Dakota	$2,783,560
	Ohio - 5.2%
1,325,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	$1,291,875
2,500,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	2,456,250
1,700,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42	1,695,750
6,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	6,045,000
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	1,043,940
2,500,000(c)(e)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,772,900
	Total Ohio	$15,305,715
	Oregon - 2.3%
1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,179,660
5,190,000	Oregon Health & Science University, Series E, 5.0%, 7/1/32	5,721,612
	Total Oregon	$6,901,272
	Pennsylvania - 5.0%
3,000,000	Geisinger Authority, Geisinger Health System, series A-1, 5.0%, 2/15/45	$3,457,260
1,280,000(h)	Langhorne Manor Borough Higher Education Authority, Lower Bucks Hospital, 7.35%, 7/1/22	422,400
5,000,000	Pennsylvania Economic Development Financing Authority, USG Corp. Project, 6.0%, 6/1/31	5,001,150
460,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	487,595
2,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	2,202,400
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,021,630
2,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	2,043,320
	Total Pennsylvania	$14,635,755
	Puerto Rico - 1.2%
6,255,000(c)(h)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$3,424,612
	Total Puerto Rico	$3,424,612
	Rhode Island - 2.8%
5,900,000(h)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$931,610
2,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	2,241,400
1,500,000(e)	Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46	1,679,985
2,500,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 9/1/47 (144A)	3,455,400
	Total Rhode Island	$8,308,395
	South Carolina - 1.1%
2,850,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.0%, 1/1/49	$3,206,107
	Total South Carolina	$3,206,107
	Texas - 9.4%
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	$1,064,520
2,500,000(e)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,695,350
1,490,000(c)	County of Harris, Series A, 5.0%, 10/1/26	1,823,134
5,000,000(c)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,564,500
625,000(f)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-1, 1.5%, 12/1/41	625,000
3,400,000(f)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-2, 1.5%, 12/1/41	3,400,000
3,785,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/35	4,352,864
1,500,000(e)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,731,615
3,960,000(h)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	1,029,600
1,000,000(h)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	290,000
1,000,000(h)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 5.0%, 11/15/55	290,000
2,000,000(e)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	2,171,600
2,500,000(e)	Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46	2,698,325
	Total Texas	$27,736,508
	Utah - 0.4%
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/35	$1,182,410
	Total Utah	$1,182,410
	Virginia - 8.0%
2,200,000(c)	County of Arlington, 4.0%, 8/15/35	$2,467,982
1,415,000(c)	County of Fairfax, Series A, 4.0%, 10/1/33 (ST AID WITHHLDG Insured)	1,594,818
5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	5,960,500
4,000,000	Upper Occoquan Sewage Authority, 4.0%, 7/1/41	4,300,960
Principal Amount USD ($)		Value
	Virginia - (continued)
5,000,000	Virginia College Building Authority, Series A, 3.0%, 2/1/36	$5,109,750
4,000,000	Virginia Commonwealth Transportation Board, Capital Projects, 3.0%, 5/15/37	4,089,680
	Total Virginia	$23,523,690
	Washington - 10.0%
3,745,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	$4,222,637
2,500,000(c)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,811,400
14,315,000(c)(d)	State of Washington, Motor Vehicle Sales Tax, Series C, 6/1/22 (NATL Insured)	13,780,049
3,285,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 1/1/45 (144A)	4,405,875
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	2,995,975
1,150,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,234,755
	Total Washington	$29,450,691
	Wisconsin - 5.6%
1,500,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	$1,569,090
5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,531,750
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	832,425
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	1,031,600
1,485,000(e)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,761,552
5,000,000	Wisconsin Department of Transportation, Series A, 5.0%, 7/1/28	5,823,400
	Total Wisconsin	$16,549,817
	TOTAL TAX EXEMPT OBLIGATIONS
	(Cost $393,377,459)	$415,576,329
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 142.0%
	(Cost $396,644,459)	$418,843,329
	OTHER ASSETS AND LIABILITIES - 0.3%	$671,545
	VARIABLE RATE MUNIFUND TERM PREFERRED SHARES AT REDEMPTION VALUE - (42.3)%	$(124,636,814)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$294,878,060

RIB
Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at July 31, 2019.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2019, the value of these securities amounted to $37,828,480, or 12.8% of net assets applicable to common shareowners.

†	Amount rounds to less than 0.1%.
(a)	Securities are restricted as to resale.
(b)	Consists of Revenue Bonds unless otherwise indicated.
(c)	Represents a General Obligation Bond.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at July 31, 2019.
(g)	Escrow to maturity.
(h)	Security is in default.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2019, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Debtors in Possession Financing	$–	$3,267,000	$–	$3,267,000
Tax Exempt Obligations	–	415,576,329	–	415,576,329
Total Investments in Securities	$–	$418,843,329	$–	$418,843,329

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Tax Exempt Obligations
Balance as of 4/30/19	$1,433,520
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Accrued discounts/premiums	–
Purchases	–
Sales	–
Transfers in to Level 3*	–
Transfers out of Level 3*	(1,433,520)
Balance as of 7/31/19	$–

*
Transfers are calculated on the beginning of period value. During the three months ended July 31, 2019, an investment having a value of $1,433,520 was transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. There were no other transfers between Level 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2019: $–.